SCHEDULE OF DETAILED INFORMATION ABOUT LIQUIDITY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash	$ 14,707	$ 10,846
Other Receivables	63	74
Investments in Financial Assets	14,222	7,892
Total	$ 28,992	$ 18,812